OTHER ASSETS (Details Narrative)	Sep. 30, 2021 USD ($) Integer	Dec. 31, 2020 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Number of publicly traded shares and options are owned	17
Number of publicly traded options are owned	6
Marketable Securities, Total | $	$ 1,600,000	$ 83,000
Number of publicly traded shares and options are owned	2